Related Party Transactions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Deemed benefits provided to former directors	£ 0	£ 0	£ 0
Loans, advances or guarantees on behalf of directors	0
Aggregate gains made by executive directors	0	0	0
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	0	4,000,000	3,000,000
Revenue from rendering of goods and services, related party transactions	100,000	100,000	100,000
Amounts receivable, related party transactions	800,000	5,000,000	2,000,000
Amounts payable, related party transactions	£ 400,000	£ 500,000	£ 900,000